Basis of Presentation and General Information - Vessel Under Commercial and Technical Management (Table) (Details)	6 Months Ended
Jun. 30, 2014
Kymopolia
Vessel
DWT	176,990
Year Built	2006
Effective Date of Management Agreement	January 30, 2014
Obelix
Vessel
DWT	181,433
Year Built	2011
Effective Date of Management Agreement	October 19, 2012
Pantagruel
Vessel
DWT	180,181
Year Built	2004
Effective Date of Management Agreement	October 24, 2013
Big Bang
Vessel
DWT	174,109
Year Built	2007
Effective Date of Management Agreement	August 30, 2013
Big Fish
Vessel
DWT	177,662
Year Built	2004
Effective Date of Management Agreement	October 18, 2013
Madredeus
Vessel
DWT	98,681
Year Built	2011
Effective Date of Management Agreement	February 4, 2014
Amami
Vessel
DWT	98,681
Year Built	2011
Effective Date of Management Agreement	February 4, 2014
Pendulum
Vessel
DWT	82,619
Year Built	2006
Effective Date of Management Agreement	February 17, 2014
Mercurial Virgo
Vessel
DWT	81,545
Year Built	2011
Effective Date of Management Agreement	February 17, 2014
Marto
Vessel
DWT	74,470
Year Built	2001
Effective Date of Management Agreement	August 2, 2013
Strange Attractor
Vessel
DWT	55,742
Year Built	2006
Effective Date of Management Agreement	September 24, 2013
Maiden Voyage
Vessel
DWT	58,722
Year Built	2012
Effective Date of Management Agreement	September 28, 2012
Serenity I
Vessel
DWT	53,688
Year Built	2006
Effective Date of Management Agreement	June 11, 2011